Direxion Monthly 7-10 Year Treasury Bull 1_75X Fund N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DIREXION FUNDS
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 29, 2025